SCHEDULE OF PROPERTY AND EQUIPMENT (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Property and equipment		$ 68,327	$ 72,965
Less: accumulated depreciation and amortization		(21,716)	(22,838)
Property and equipment, net		46,611	50,127
Land improvements		100
Building and Building Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment		63,746	$ 65,695
Building and Building Improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives (years)			5 years
Building and Building Improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives (years)			40 years
Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment		1,807	$ 4,494
Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives (years)			2 years
Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives (years)			10 years
Land [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	[1]	$ 2,774	$ 2,776
Land Improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives (years)		7 years

[1]	Includes $0.1 million of land improvements with an average estimated useful remaining life of approximately 7 years.